Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net revenues
Agency	2,834,997	2,811,936	2,376,851	344,611
Claims Adjusting	433,148	459,178	404,763	58,685
Total net revenues	3,268,145	3,271,114	2,781,614	403,296
Operating costs and expenses
Agency	(2,481,219)	(2,418,444)	(2,068,194)	(299,860)
Claims Adjusting	(416,241)	(442,349)	(416,619)	(60,405)
Other	(68,499)	(108,416)	(128,126)	(18,576)
Total operating costs and expenses	(2,965,959)	(2,969,209)	(2,612,939)	(378,841)
Income (loss) from operations
Agency	353,778	393,492	308,657	44,751
Claims Adjusting	16,907	16,829	(11,856)	(1,720)
Other	(68,499)	(108,416)	(128,126)	(18,576)
Income from operations	302,186	301,905	168,675	24,455

Schedule of segment assets
	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Segment assets
Agency	1,259,973	1,513,449	219,429
Claims Adjusting	302,592	252,130	36,555
Other	1,679,553	1,323,937	191,954
Total assets	3,242,118	3,089,516	447,938